Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	nifi_SupplementTextBlock
NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED AUGUST 21, 2018

TO THE PROSPECTUS DATED APRIL 30, 2018

The fourth, fifth and sixth paragraphs of the section “Fund Summaries—Nuveen Global Infrastructure Fund—Fund Performance” are deleted and replaced with the following:

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used the S&P Global Infrastructure Index (Total Return) (the “Prior Benchmark”) as its primary benchmark, which reinvests dividends paid by non-U.S. index constituents without accounting for applicable withholding taxes. Going forward, the S&P Global Infrastructure Index (Net Total Return) (the “New Benchmark”) will be the Fund’s primary benchmark. The New Benchmark reinvests dividends paid by non-U.S. index constituents after the deduction of taxes withheld from such dividends. The New Benchmark deducts taxes at the maximum statutory withholding rate in each country represented in the Benchmark, although treaties between the United States and many of these countries reduce the actual tax rate applicable to the Fund. Because it accounts for withholding taxes, the New Benchmark more accurately approximates the experience of the Fund than the Prior Benchmark, and is also the primary benchmark employed by a majority of the Fund’s peers. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class T shares, which have not been offered for a full calendar year.

		Average Annual Total Returns for the Periods Ended December 31, 2017
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C & Class R3)	Since Inception (Class R6)
Class A (return before taxes)	12/17/07	12.53%	8.10%	5.04%	N/A	N/A
Class A (return after taxes on distributions)		10.78%	6.09%	3.80%	N/A	N/A
Class A (return after taxes on distributions and sale of Fund shares)		8.06%	5.75%	3.71%	N/A	N/A
Class C (return before taxes)	11/3/08	18.55%	8.59%	N/A	10.86%	N/A
Class R3 (return before taxes)	11/3/08	19.03%	9.11%	N/A	11.35%	N/A
Class R6 (return before taxes)	6/30/16	19.95%	N/A	N/A	N/A	8.99%
Class I (return before taxes)	12/17/07	19.61%	9.66%	5.93%	N/A	N/A

S&P Global Infrastructure Index (Net Total Return)[1] (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		19.07%	8.30%	2.52%	8.40%	10.94%
S&P Global Infrastructure Index (Total Return)[1] (reflects no deduction for fees, expenses or taxes)		20.13%	9.21%	3.42%	9.37%	11.91%
Lipper Global Infrastructure Funds Category Average[2] (reflects no deduction for taxes or sales loads)		17.40%	8.46%	3.22%	9.99%	9.22%
1
An index that provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy.

2	Represents the average annualized returns for all reporting funds in the Lipper Global Infrastructure Funds Category.

Nuveen Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock
NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED AUGUST 21, 2018

TO THE PROSPECTUS DATED APRIL 30, 2018

The fourth, fifth and sixth paragraphs of the section “Fund Summaries—Nuveen Global Infrastructure Fund—Fund Performance” are deleted and replaced with the following:

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used the S&P Global Infrastructure Index (Total Return) (the “Prior Benchmark”) as its primary benchmark, which reinvests dividends paid by non-U.S. index constituents without accounting for applicable withholding taxes. Going forward, the S&P Global Infrastructure Index (Net Total Return) (the “New Benchmark”) will be the Fund’s primary benchmark. The New Benchmark reinvests dividends paid by non-U.S. index constituents after the deduction of taxes withheld from such dividends. The New Benchmark deducts taxes at the maximum statutory withholding rate in each country represented in the Benchmark, although treaties between the United States and many of these countries reduce the actual tax rate applicable to the Fund. Because it accounts for withholding taxes, the New Benchmark more accurately approximates the experience of the Fund than the Prior Benchmark, and is also the primary benchmark employed by a majority of the Fund’s peers. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class T shares, which have not been offered for a full calendar year.

		Average Annual Total Returns for the Periods Ended December 31, 2017
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C & Class R3)	Since Inception (Class R6)
Class A (return before taxes)	12/17/07	12.53%	8.10%	5.04%	N/A	N/A
Class A (return after taxes on distributions)		10.78%	6.09%	3.80%	N/A	N/A
Class A (return after taxes on distributions and sale of Fund shares)		8.06%	5.75%	3.71%	N/A	N/A
Class C (return before taxes)	11/3/08	18.55%	8.59%	N/A	10.86%	N/A
Class R3 (return before taxes)	11/3/08	19.03%	9.11%	N/A	11.35%	N/A
Class R6 (return before taxes)	6/30/16	19.95%	N/A	N/A	N/A	8.99%
Class I (return before taxes)	12/17/07	19.61%	9.66%	5.93%	N/A	N/A

S&P Global Infrastructure Index (Net Total Return)[1] (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		19.07%	8.30%	2.52%	8.40%	10.94%
S&P Global Infrastructure Index (Total Return)[1] (reflects no deduction for fees, expenses or taxes)		20.13%	9.21%	3.42%	9.37%	11.91%
Lipper Global Infrastructure Funds Category Average[2] (reflects no deduction for taxes or sales loads)		17.40%	8.46%	3.22%	9.99%	9.22%
1
An index that provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy.

2	Represents the average annualized returns for all reporting funds in the Lipper Global Infrastructure Funds Category.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class T shares, which have not been offered for a full calendar year.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund used the S&P Global Infrastructure Index (Total Return) (the "Prior Benchmark") as its primary benchmark, which reinvests dividends paid by non-U.S. index constituents without accounting for applicable withholding taxes. Going forward, the S&P Global Infrastructure Index (Net Total Return) (the "New Benchmark") will be the Fund's primary benchmark. The New Benchmark reinvests dividends paid by non-U.S. index constituents after the deduction of taxes withheld from such dividends. The New Benchmark deducts taxes at the maximum statutory withholding rate in each country represented in the Benchmark, although treaties between the United States and many of these countries reduce the actual tax rate applicable to the Fund. Because it accounts for withholding taxes, the New Benchmark more accurately approximates the experience of the Fund than the Prior Benchmark, and is also the primary benchmark employed by a majority of the Fund's peers.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used the S&P Global Infrastructure Index (Total Return) (the “Prior Benchmark”) as its primary benchmark, which reinvests dividends paid by non-U.S. index constituents without accounting for applicable withholding taxes. Going forward, the S&P Global Infrastructure Index (Net Total Return) (the “New Benchmark”) will be the Fund’s primary benchmark. The New Benchmark reinvests dividends paid by non-U.S. index constituents after the deduction of taxes withheld from such dividends. The New Benchmark deducts taxes at the maximum statutory withholding rate in each country represented in the Benchmark, although treaties between the United States and many of these countries reduce the actual tax rate applicable to the Fund. Because it accounts for withholding taxes, the New Benchmark more accurately approximates the experience of the Fund than the Prior Benchmark, and is also the primary benchmark employed by a majority of the Fund’s peers. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

		Performance is not shown for Class T shares, which have not been offered for a full calendar year.
Nuveen Global Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	8.10%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
Nuveen Global Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.55%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2008
Nuveen Global Infrastructure Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2008
Nuveen Global Infrastructure Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.95%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Nuveen Global Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.61%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
Nuveen Global Infrastructure Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.78%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
Nuveen Global Infrastructure Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.06%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Net Total Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.07%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.30%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.52%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Net Total Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Net Total Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Net Total Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.21%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.42%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Total Return) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Total Return) (reflects no deduction for fees, expenses or taxes) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%	[1]
Nuveen Global Infrastructure Fund | S&P Global Infrastructure Index (Total Return) (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%	[1]
Nuveen Global Infrastructure Fund | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.40%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.46%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.22%	[2]
Nuveen Global Infrastructure Fund | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%	[2]
Nuveen Global Infrastructure Fund | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%	[2]
Nuveen Global Infrastructure Fund | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%	[2]

[1]	An index that provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Global Infrastructure Funds Category.